Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION
14.	STOCK-BASED COMPENSATION

Issued and Outstanding Share Units

A summary of the Performance Warrants, Restricted Stock Units, Performance Share Units and Deferred Share Units, collectively the share units, issued and outstanding is as follows:

(thousands of units or warrants)	PWs	RSUs	PSUs	DSUs	Total
Outstanding January 1, 2024	3,617	-	-	-	3,617
Granted	-	672	919	21	1,612
Exercised(1)	(1,080)	(519)	-	-	(1,599)
Forfeited / Expired	(17)	(17)	(44)	-	(78)
Balance, December 31, 2024	2,520	136	875	21	3,552
Granted	-	13	18	-	31
Exercised(1)	(970)	(58)	-	-	(1,028)
Forfeited / Expired	(152)	(7)	(644)	-	(803)
Cancelled	(1,398)	-	-	(21)	(1,419)
Balance, December 31, 2025	-	84	249	-	333

(1)	Differences in exercised awards compared to those disclosed in share capital (Note 11) relate to withholding taxes on share issuance (Note 19).

As at December 31, 2025, none of the outstanding share units were exercisable (December 31, 2024 – 2.5 million). At December 31, 2024, the 2.5 million outstanding performance warrants had a weighted average exercise price of $3.30.

Stock-based compensation expense

($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Restricted share units (RSUs)	$342	$4,692
Performance share units (PSUs)	2,581	1,468
Deferred share units (DSUs)	-	184
Performance warrants (PWs)	-	-
	$2,923	$6,344

Valuation of share units

PSUs granted with market-based performance criteria are valued at the grant-date, using a Monte Carlo simulation incorporating a three-year life and a volatility of 57%.

PSUs granted with operations-based performance criteria are valued based on the share price at the time of grant multiplied by the expected number of shares to be issued. Vesting conditions, including production targets and service conditions, are adjusted at each reporting period to reflect management’s expectations for the number of Operations PSUs that will vest. Production targets are updated based on historic and forecast production.

RSUs and DSUs are valued at the grant date using the prevailing share price.